Income Taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Valuation Allowance for Deferred Tax Assets [Abstract]
Beginning balance
Current increase	9,263
Current decrease
Ending balance	$ 9,263